Intangible Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Intangible Assets [Abstract]
INTANGIBLE ASSETS
7.	INTANGIBLE ASSETS

Oxford City Football Club trade name was acquired on July 1, 2013 for $475,651. The trade name is amortized on a straight-line basis over 12 months. The trade name of $0 (intangible assets of $475,651 less accumulated amortization of $475,651) and $0 are recorded on the consolidated balance sheet at September 30, 2014 and June 30, 2014, respectively.

Oxford City Basketball League membership was acquired on October 1, 2013 for $33,750. The Company acquired the Oxford City Basketball League membership from Oxford City Basketball Club, Inc., a commonly controlled entity that is owned by Thomas Guerriero, the Company’s Chief Executive Officer and sole director, in exchange for 80,000 shares of Series B Convertible Preferred Stock. As the Company and Oxford City Basketball Club, Inc., prior to the exchange, was under the control of Thomas Guerriero, the membership was valued at its carrying value of $33,750. As of September 30, 2014, the Company recorded a total of $8,437 in amortization expense with a net intangible asset of $0.

On April 22, 2014, the Company paid a $10,000 deposit to reserved the home territories of Sioux Falls, South Dakota and Boca Raton/Detray Beach, Florida in the Premier Arena Soccer League. An additional $20,000 per team is due in the season which begins play. The deposits expires on April 2, 2016.

On February 14, 2014, the Company entered into a contract with AlvaEDU, Inc. to develop online courses in sports management and financial and economics for undergraduate and graduate degree curriculum. On April 28, 2014, the Company made a $100,000 contribution towards the development of these online courses.

On July 15, 2014, the Company paid $25,000 to acquire the franchise rights for the Oxford City FC of Texas.

7.	INTANGIBLE ASSETS

Oxford City Football Club trade name was acquired on July 1, 2013 for $475,651. The trade name is amortized on a straight-line basis over 12 months. The trade name of $0 (intangible assets of $475,651 less accumulated amortization of $475,651) and $0 are recorded on the consolidated balance sheet at June 30, 2014 and June 30, 2013, respectively.

Oxford City Basketball League membership was acquired on October 1, 2013 for $33,750. The Company acquired the Oxford City Basketball League membership from Oxford City Basketball Club, Inc., a commonly controlled entity that is owned by Thomas Guerriero, the Company’s Chief Executive Officer and sole director, in exchange for 80,000 shares of Series B Convertible Preferred Stock. As the Company and Oxford City Basketball Club, Inc., prior to the exchange, was under the control of Thomas Guerriero, the membership was valued at it’s carrying value of $33,750. As of June 30, 2014, the Company recorded a total of $25,313 in amortization expense with a net intangible asset of $8,437.

On April 22, 2014, the Company paid a $10,000 deposit to reverse the home territories of Sioux Falls, South Dakota and Boca Raton/Detray Beach, Florida in the Premier Arena Soccer League. An additional $20,000 per team is due in the season which begins play. The deposits expires on April 2, 2016.

On February 14, 2013, entered into a contract with AlvaEDU, Inc. to develop a online courses in sports management and financial and economics for undergraduate and graduate degree curriculum. On April 28, 2014, the Company made a $100,000 contribution towards the development of these online courses.